Accounts and Other Receivables	12 Months Ended
Dec. 31, 2019
Accounts and Other Receivables
Accounts and Other Receivables

7.           Accounts and Other Receivables

	December 31	December 31
	2019	2018

Trade receivables[1]	$6,372	$6,689
Interest and other	162	122

	$6,534	$6,811
1.	Trade receivables are derived primarily from the environmental consulting business (AEG)